PROPERTY AND EQUIPMENT-NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT-NET
5.	PROPERTY AND EQUIPMENT-NET
Property and equipment-net composed of the following:

	September 30, 2023	December 31, 2022
Computer equipment	$240,922	$—
Furniture and fixtures	28,144	19,444
Leasehold improvements	7,726	5,902

Property and equipment—gross	276,792	25,346
Less: accumulated depreciation	(14,911)	(6,729)

Property and equipment—net	$261,882	$18,617

Depreciation expense for the three months ended September 30, 2023 and 2022, was $12,770 and $1,070, respectively and depreciation expense for the nine months ended September 30
,
2023, and 2022, was $14,911 and $3,211, respectively.

4.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net comprised of the following:

	As of	As of
	December 31, 2022	December 31, 2021
Furniture and fixtures	$19,444	$19,444
Leasehold improvements	5,902	5,902

Property and equipment—gross	25,346	25,346

Less: accumulated depreciation	(6,729)	(2,447)

Property and equipment—net	$18,617	$22,899

Depreciation expense for the years ended December 31, 2022 and 2021 was $4,282 and $2,447, respectively.

Abacus Settlements, LLC
PROPERTY AND EQUIPMENT-NET
4.	PROPERTY AND EQUIPMENT—NET
Property and equipment, net consists of the following:

	2022	2021
Computer equipment	$91,993	$45,172
Office furniture	68,778	54,069
Leasehold improvement	2,569	—

Total property and equipment	163,340	99,241
Less: accumulated depreciation	(91,122)	(65,938)

Property and equipment—net	$72,218	$33,303

Depreciation expense recorded for property and equipment was $25,184 and $18,651, of which $13,019 and $8,512 has been included in cost of sales, for the years ended December 31, 2022 and 2021, respectively.